UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cavalry Management Group, LLC

Address:   Two Embarcadero Center, Suite 600
           San Francisco, CA  94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:  Chief Financial Officer
Phone:  415-439-7013

Signature,  Place,  and  Date  of  Signing:

/s/ William Bindeman               San Francisco, CA                  10/6/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $    1,097,724
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMAZON COM INC                      COM            023135106    19028    88000 SH       SOLE                  88000      0    0
ANCESTRY.COM INC                    COM            032803108    28789  1225047 SH       SOLE                1225047      0    0
APPLE COMPUTER INC                  COM            037833100   140494   368440 SH       SOLE                 368440      0    0
BAIDU COM (UKM LISTING)             SPON ADR REP A 056752108    19244   180000 SH       SOLE                 180000      0    0
CAVIUM INC                          COM            14964U108    15897   588550 SH       SOLE                 588550      0    0
CITRIX SYSTEMS INC                  COM            177376100    31900   585000 SH       SOLE                 585000      0    0
COGNIZANT TECHNOLOGY SOLUTIONS CL A CL A           192446102    23237   370600 SH       SOLE                 370600      0    0
CORNING INC                         COM            219350105      408    33000 SH       SOLE                  33000      0    0
COVANTA HOLDING CORPDELAWARE        COM            22282E102    10830   712941 SH       SOLE                 712941      0    0
CTRIP.COM INTERNATIONAL LTD ADR     ADR            22943F100     6431   200000 SH       SOLE                 200000      0    0
EBAY INC                            COM            278642103    78180  2651074 SH       SOLE                2651074      0    0
ELECTRONIC ARTS                     COM            285512109    24867  1216000 SH       SOLE                1216000      0    0
FIRST SOLAR INC                     COM            336433107     8609   136200 SH       SOLE                 136200      0    0
GIANT INTERCTIVE                    ADR            374511103     5066  1521185 SH       SOLE                1521185      0    0
GOOGLE INC                          CL A           38259P508    38628    75000 SH       SOLE                  75000      0    0
EZCHIP SEMICONDUCTOR LTD            ORD            M4146Y108      781    23500 SH       SOLE                  23500      0    0
INPHI CORP                          COM            45772F107     5131   585058 SH       SOLE                 585058      0    0
JUNIPER NETWORKS INC                COM            48203R104    37163  2153100 SH       SOLE                2153100      0    0
LINKEDIN CORP                       COM CL A       53578A108     2733    35000 SH       SOLE                  35000      0    0
MERCADOLIBRE INC                    COM            58733R102    18017   335203 SH       SOLE                 335203      0    0
MICROSOFT CORP                      COM            594918104    99759  4008000 SH       SOLE                4008000      0    0
NETFLIX INC                         COM            64110L106    89823   793000 SH       SOLE                 793000      0    0
NETEASE COM INC ADR                 SP ADR         64110W102    15008   393300 SH       SOLE                 393300      0    0
NETLOGIC MICROSYSTEMS INC           COM            64118B100     3070    63796 SH       SOLE                  63796      0    0
OPENTABLE INC                       COM            68372A104      387     8416 SH       SOLE                   8416      0    0
PANDORA MEDIA INC                   COM            698354107     8041   548840 SH       SOLE                 548840      0    0
PRICELINE COM INC                   COM NEW        741503403    63374   141000 SH       SOLE                 141000      0    0
QUALCOMM INC                        COM            747525103   123343  2536352 SH       SOLE                2536352      0    0
REALD INC                           COM            75604L105    20126  2152541 SH       SOLE                2152541      0    0
RED HAT INC                         COM            756577102      448    10600 SH       SOLE                  10600      0    0
ROVI CORPORATION                    COM            779376102     1519    35337 SH       SOLE                  35337      0    0
SANDISK CORP                        COM            80004C101    63559  1575000 SH       SOLE                1575000      0    0
SERVICESOURCE INTERNATIONAL         COM            81763U100     6005   454582 SH       SOLE                 454582      0    0
TTM TECHNOLOGIES INC                COM            87305R109    29560  3108263 SH       SOLE                3108263      0    0
UNIVERSAL DISPLAY CORP              COM            91347P105    53551  1117040 SH       SOLE                1117040      0    0
VIRNETX HOLDING CORP                COM            92823T108      165    11000 SH       SOLE                  11000      0    0
YANDEX NV-A                         SHS CLASS A    N97284108     1363    66628 SH       SOLE                  66628      0    0
AUTONAVI HOLDINGS LTD               SPON ADR       05330F106       68     5000 SH       SOLE                   5000      0    0
YOUKU.COM INC                       SPON ADR       98742U100      161     9822 SH       SOLE                   9822      0    0
ISOFTSTONE HOLDINGS ADR             SPON ADR       46489B108     1680   258926 SH       SOLE                 258926      0    0
RENREN INC - ADR                    SPONSORED ADR  759892102     1281   251122 SH       SOLE                 251122      0    0


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